DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 8	$ 852
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	(1,423)	(313)
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	42,848	41,832
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	0	743
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	(1,271)	(12)
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	16,082	34,304
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	8	109
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ (152)	$ (301)